LEASES - Schedule of operating lease commitments and lease liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating lease commitments and lease liability
2026	$ 125,350
2027	129,111
2028	132,984
2029	136,974
2030	141,083
2031	59,507
Total future minimum lease payments	725,009
Discount	(234,858)
Total	$ 490,151	$ 253,917